Short-term deposits and cash and cash equivalents - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Short term deposits weighted average interest rate point in time	5.15%	6.00%
Short-term deposits	$ 0	$ 16,000